SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Opening balance	$ (63,006,093)	$ (15,869,894)	$ (3,213,378)
Addition	(10,337,119)	(47,400,809)	(12,267,390)
Reversal	9,836,790
Write-off		361,049	86,052
Effect of exchange rate change in foreign currency	(1,433,783)	(96,439)	(475,178)
Ending balance	$ (64,940,205)	$ (63,006,093)	$ (15,869,894)